Share Capital - Canopy Growth - Additional Information (Details)			3 Months Ended	12 Months Ended
	Aug. 03, 2018 CAD ($) shares	Nov. 02, 2017 CAD ($) shares $ / shares	Mar. 31, 2018 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares $ / shares	Jul. 05, 2018 shares	Mar. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares			199,320,981	337,510,408	199,320,981	310,316	162,187,262
Proceeds from issuance of common shares and warrants				$ 5,072,500,000	$ 470,670,000
Fair value of Proceeds from issue of shares					3,567,149,000
Fair value of Proceeds from issue of warrants					1,505,351,000
Share issuance costs					8,509,000
Warrants issuance costs					3,591,000
Equity financing issue costs					9,400,000
Total consideration				1,602,076,000
Share issue costs				21,646,000	10,008,000
Weighted average exercise price of options outstanding			$ 12.95	34.10	12.95
Exercise price of share options exercisable			$ 4.55	13.99	4.55
Share-based compensation expense				$ 12,862,000	$ 4,774,000
Number of options provided in exchange for services | shares				595,000	420,000
Proceeds from exercise of stock options				$ 48,159,000	$ 11,053,000
Number of shares vested | shares				52,871
Share-based compensation expense				$ 19,104,000	$ 5,786,000
Number of share released on completion of acquisition milestones | shares				2,455,446	398,651
Number of shares to issue on completion of acquisition and asset purchase milestones | shares				5,371,154
Share based payments				$ 4,781,000	$ 2,071,000
C H I Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued | shares	2,591,369
Total consideration				$ 168,915,000
Share-based compensation expense	$ 11,714,000
Share-based compensation expense	10,917,000
Share-based compensation expense	$ 7,503,000
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of number of shares issuable from treasury pursuant to awards				15.00%
Number of common shares reserved for Awards | shares			19,955,721	50,626,561	19,955,721
Omnibus Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate number of common shares that may be issued | shares				400,000
Aggregate number of common shares that may be issued | shares				200,000
Omnibus Plan
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of options exercisable on each anniversaries from date of grant				33.33%
ESOP expiration period				6 years
Options exercised | shares				5,318,923	3,912,946
Proceeds from exercise of stock options				$ 48,159,000	$ 11,053,000
Omnibus Plan | Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price, share options granted				40.68	11.71
Omnibus Plan | Minimum
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price, share options granted				0.56	0.43
Options
Disclosure Of Classes Of Share Capital [Line Items]
Share-based compensation expense				$ 141,451,000	$ 21,278,000
R S U
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares				201,821
Share-based compensation expense				$ 3,709,000
Vest Over Five Years
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested | shares				29,306
Vest Over Two Years
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested | shares				100,000
Vest Over One Years
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares vested | shares				19,644
Greenstar investment
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued | shares		18,876,901
Total consideration		$ 244,990,000
Offering price | $ / shares		$ 12.9783
Purchase of comon shares		$ 174,472
Purchase price of warrants		70,518
Warrants expiration description			The warrants, each exercisable at $12.9783 per warrant for a common share, expire May 2, 2020 and are exercisable in two equal tranches, with the first exercisable tranche date being August 1, 2018, and the second exercisable tranche date being February 1, 2019, provided at the time of exercising the warrants, the Company still owns the 18,876,901 common shares.
Share issue costs		$ 707,000
Warrants | Greenstar investment
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued | shares		18,876,901
Share issue costs		$ 253,000
Greenstar Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of outstanding shares		56.00%
Constellation Brands Inc
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares			104,500,000		104,500,000
Proceeds from issuance of common shares and warrants				$ 5,072,500,000	$ 5,072,500
Convertible senior notes		$ 200,000,000
Tranche One | Constellation Brands Inc
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants shares | shares					88,500,000
Price per share | $ / shares			$ 50.40		$ 50.40
Tranche Two | Constellation Brands Inc
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants shares | shares					51,300,000
Description of the approach to determine the par value price per share					5-day volume weighted average price immediately prior to exercise.